Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Sector Funds, Inc.
Entity Central Index Key	0000352665
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
PGIM JENNISON FINANCIAL SERVICES FUND (CLASS A)
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class A
Trading Symbol	PFSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class A	$74	1.34%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.34%
Net Assets	$ 141,380,478
Holdings Count | Holdings	34
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?
Fund’s net assets	$ 141,380,478
Number of fund holdings	34
Portfolio turnover rate for the period	13%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 5/31/2024?

Sector Classification	% of Net Assets
Diversified Banks	21.0%
Transaction & Payment Processing Services	13.5%
Asset Management & Custody Banks	10.9%
Regional Banks	10.6%
Property & Casualty Insurance	9.5%
Investment Banking & Brokerage	8.1%
Insurance Brokers	6.7%
Consumer Finance	4.6%
Life & Health Insurance	4.6%
Other Diversified Financial Services	4.0%
Sector Classification	% of Net Assets
Financial Exchanges & Data	2.7%
Reinsurance	2.3%
Mortgage REITs	1.2%
Affiliated Mutual Funds	0.3%
100.0%
Other assets in excess of liabilities	0.0% *
100.0%
* Less than 0.05%

PGIM JENNISON FINANCIAL SERVICES FUND (CLASS C)
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class C
Trading Symbol	PUFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class C	$117	2.14%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.14%
Net Assets	$ 141,380,478
Holdings Count | Holdings	34
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?
Fund’s net assets	$ 141,380,478
Number of fund holdings	34
Portfolio turnover rate for the period	13%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Diversified Banks	21.0%
Transaction & Payment Processing Services	13.5%
Asset Management & Custody Banks	10.9%
Regional Banks	10.6%
Property & Casualty Insurance	9.5%
Investment Banking & Brokerage	8.1%
Insurance Brokers	6.7%
Consumer Finance	4.6%
Life & Health Insurance	4.6%
Other Diversified Financial Services	4.0%
Sector Classification	% of Net Assets
Financial Exchanges & Data	2.7%
Reinsurance	2.3%
Mortgage REITs	1.2%
Affiliated Mutual Funds	0.3%
100.0%
Other assets in excess of liabilities	0.0% *
100.0%
* Less than 0.05%

PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R)
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class R
Trading Symbol	PSSRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class R	$88	1.61%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.61%
Net Assets	$ 141,380,478
Holdings Count | Holdings	34
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?
Fund’s net assets	$ 141,380,478
Number of fund holdings	34
Portfolio turnover rate for the period	13%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Diversified Banks	21.0%
Transaction & Payment Processing Services	13.5%
Asset Management & Custody Banks	10.9%
Regional Banks	10.6%
Property & Casualty Insurance	9.5%
Investment Banking & Brokerage	8.1%
Insurance Brokers	6.7%
Consumer Finance	4.6%
Life & Health Insurance	4.6%
Other Diversified Financial Services	4.0%
Sector Classification	% of Net Assets
Financial Exchanges & Data	2.7%
Reinsurance	2.3%
Mortgage REITs	1.2%
Affiliated Mutual Funds	0.3%
100.0%
Other assets in excess of liabilities	0.0% *
100.0%
* Less than 0.05%

PGIM JENNISON FINANCIAL SERVICES FUND (CLASS Z)
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class Z
Trading Symbol	PFSZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class Z	$57	1.04%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.04%
Net Assets	$ 141,380,478
Holdings Count | Holdings	34
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?
Fund’s net assets	$ 141,380,478
Number of fund holdings	34
Portfolio turnover rate for the period	13%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Diversified Banks	21.0%
Transaction & Payment Processing Services	13.5%
Asset Management & Custody Banks	10.9%
Regional Banks	10.6%
Property & Casualty Insurance	9.5%
Investment Banking & Brokerage	8.1%
Insurance Brokers	6.7%
Consumer Finance	4.6%
Life & Health Insurance	4.6%
Other Diversified Financial Services	4.0%
Sector Classification	% of Net Assets
Financial Exchanges & Data	2.7%
Reinsurance	2.3%
Mortgage REITs	1.2%
Affiliated Mutual Funds	0.3%
100.0%
Other assets in excess of liabilities	0.0% *
100.0%
* Less than 0.05%

PGIM JENNISON FINANCIAL SERVICES FUND (CLASS R6)
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class R6
Trading Symbol	PFSQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class R6	$55	1.00%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.00%
Net Assets	$ 141,380,478
Holdings Count | Holdings	34
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?
Fund’s net assets	$ 141,380,478
Number of fund holdings	34
Portfolio turnover rate for the period	13%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Diversified Banks	21.0%
Transaction & Payment Processing Services	13.5%
Asset Management & Custody Banks	10.9%
Regional Banks	10.6%
Property & Casualty Insurance	9.5%
Investment Banking & Brokerage	8.1%
Insurance Brokers	6.7%
Consumer Finance	4.6%
Life & Health Insurance	4.6%
Other Diversified Financial Services	4.0%
Sector Classification	% of Net Assets
Financial Exchanges & Data	2.7%
Reinsurance	2.3%
Mortgage REITs	1.2%
Affiliated Mutual Funds	0.3%
100.0%
Other assets in excess of liabilities	0.0% *
100.0%
* Less than 0.05%

PGIM JENNISON HEALTH SCIENCES FUND (CLASS A)
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class A
Trading Symbol	PHLAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class A	$61	1.13%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.13%
Net Assets	$ 1,753,268,872
Holdings Count | Holdings	55
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?
Fund’s net assets	$ 1,753,268,872
Number of fund holdings	55
Portfolio turnover rate for the period	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Biotechnology	33.6%
Pharmaceuticals	31.2%
Health Care Equipment	13.5%
Managed Health Care	8.5%
Life Sciences Tools & Services	7.1%
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	3.1%
Health Care Supplies	2.4%
Health Care Services	2.1%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

PGIM JENNISON HEALTH SCIENCES FUND (CLASS C)
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class C
Trading Symbol	PHLCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class C	$106	1.96%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.96%
Net Assets	$ 1,753,268,872
Holdings Count | Holdings	55
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?
Fund’s net assets	$ 1,753,268,872
Number of fund holdings	55
Portfolio turnover rate for the period	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Biotechnology	33.6%
Pharmaceuticals	31.2%
Health Care Equipment	13.5%
Managed Health Care	8.5%
Life Sciences Tools & Services	7.1%
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	3.1%
Health Care Supplies	2.4%
Health Care Services	2.1%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

PGIM JENNISON HEALTH SCIENCES FUND (CLASS R)
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class R
Trading Symbol	PJHRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class R	$79	1.46%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.46%
Net Assets	$ 1,753,268,872
Holdings Count | Holdings	55
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?
Fund’s net assets	$ 1,753,268,872
Number of fund holdings	55
Portfolio turnover rate for the period	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Biotechnology	33.6%
Pharmaceuticals	31.2%
Health Care Equipment	13.5%
Managed Health Care	8.5%
Life Sciences Tools & Services	7.1%
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	3.1%
Health Care Supplies	2.4%
Health Care Services	2.1%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

PGIM JENNISON HEALTH SCIENCES FUND (CLASS Z)
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class Z
Trading Symbol	PHSZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class Z	$46	0.85%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
Net Assets	$ 1,753,268,872
Holdings Count | Holdings	55
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?
Fund’s net assets	$ 1,753,268,872
Number of fund holdings	55
Portfolio turnover rate for the period	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Biotechnology	33.6%
Pharmaceuticals	31.2%
Health Care Equipment	13.5%
Managed Health Care	8.5%
Life Sciences Tools & Services	7.1%
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	3.1%
Health Care Supplies	2.4%
Health Care Services	2.1%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

PGIM JENNISON HEALTH SCIENCES FUND (CLASS R6)
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class R6
Trading Symbol	PHLQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class R6	$42	0.77%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.77%
Net Assets	$ 1,753,268,872
Holdings Count | Holdings	55
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?
Fund’s net assets	$ 1,753,268,872
Number of fund holdings	55
Portfolio turnover rate for the period	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Biotechnology	33.6%
Pharmaceuticals	31.2%
Health Care Equipment	13.5%
Managed Health Care	8.5%
Life Sciences Tools & Services	7.1%
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	3.1%
Health Care Supplies	2.4%
Health Care Services	2.1%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

PGIM JENNISON UTILITY FUND (CLASS A)
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class A
Trading Symbol	PRUAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class A	$46	0.85%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
Net Assets	$ 3,130,220,900
Holdings Count | Holdings	31
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?
Fund’s net assets	$ 3,130,220,900
Number of fund holdings	31
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Electric Utilities	58.8%
Multi-Utilities	25.4%
Independent Power Producers & Energy Traders	8.3%
Oil & Gas Storage & Transportation	4.6%
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	4.0%
Renewable Electricity	1.7%
Gas Utilities	0.8%
103.6%
Liabilities in excess of other assets	(3.6)%
100.0%

PGIM JENNISON UTILITY FUND (CLASS C)
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class C
Trading Symbol	PCUFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class C	$90	1.65%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.65%
Net Assets	$ 3,130,220,900
Holdings Count | Holdings	31
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?
Fund’s net assets	$ 3,130,220,900
Number of fund holdings	31
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Electric Utilities	58.8%
Multi-Utilities	25.4%
Independent Power Producers & Energy Traders	8.3%
Oil & Gas Storage & Transportation	4.6%
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	4.0%
Renewable Electricity	1.7%
Gas Utilities	0.8%
103.6%
Liabilities in excess of other assets	(3.6)%
100.0%

PGIM JENNISON UTILITY FUND (CLASS R)
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class R
Trading Symbol	JDURX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class R	$61	1.12%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.12%
Net Assets	$ 3,130,220,900
Holdings Count | Holdings	31
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?
Fund’s net assets	$ 3,130,220,900
Number of fund holdings	31
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Electric Utilities	58.8%
Multi-Utilities	25.4%
Independent Power Producers & Energy Traders	8.3%
Oil & Gas Storage & Transportation	4.6%
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	4.0%
Renewable Electricity	1.7%
Gas Utilities	0.8%
103.6%
Liabilities in excess of other assets	(3.6)%
100.0%

PGIM JENNISON UTILITY FUND (CLASS Z)
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class Z
Trading Symbol	PRUZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.58%
Net Assets	$ 3,130,220,900
Holdings Count | Holdings	31
Investment Company, Portfolio Turnover	28.00%
Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Electric Utilities	58.8%
Multi-Utilities	25.4%
Independent Power Producers & Energy Traders	8.3%
Oil & Gas Storage & Transportation	4.6%
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	4.0%
Renewable Electricity	1.7%
Gas Utilities	0.8%
103.6%
Liabilities in excess of other assets	(3.6)%
100.0%

PGIM JENNISON UTILITY FUND (CLASS R6)
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class R6
Trading Symbol	PRUQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class R6	$28	0.51%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.51%
Net Assets	$ 3,130,220,900
Holdings Count | Holdings	31
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?
Fund’s net assets	$ 3,130,220,900
Number of fund holdings	31
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Sector Classification	% of Net Assets
Electric Utilities	58.8%
Multi-Utilities	25.4%
Independent Power Producers & Energy Traders	8.3%
Oil & Gas Storage & Transportation	4.6%
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	4.0%
Renewable Electricity	1.7%
Gas Utilities	0.8%
103.6%
Liabilities in excess of other assets	(3.6)%
100.0%